Provision (Details) - GBP (£)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Provision
Provisions at beginning	£ 50	£ 50
Provision released during the period	(7)
Provisions at ending	£ 43	£ 50